Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent	1.09%	0.40%	2.10%
Class C
Prospectus [Line Items]
Average Annual Return, Percent	4.01%	0.54%	1.77%
Class I
Prospectus [Line Items]
Average Annual Return, Percent	6.09%	1.57%	2.81%
Class Y
Prospectus [Line Items]
Average Annual Return, Percent	5.95%	1.49%	2.78%
Class Z
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	1.54%	2.78%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	6.06%	1.50%	2.73%
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	4.73%	1.81%	2.88%
Bloomberg U.S. Municipal Bond Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	6.40%	2.25%	3.03%